Property and Equipment, Net - Summary of Property Plant and Equipment Net (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2023
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	$ 14,121	$ 8,190
Less: accumulated depreciation	(4,255)	(1,744)
Total property and equipment, net	$ 9,866	$ 6,446	$ 12,892
Laboratory equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life (in Years)	5 years	5 years
Property plant and equipment gross	$ 8,441	$ 4,364
Furniture and office equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life (in Years)	4 years	4 years
Property plant and equipment gross	$ 477	$ 262
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life (in Years)	3 years	3 years
Property plant and equipment gross	$ 213	$ 50
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life description	Shorter of useful life or remaining lease term	Shorter of useful life or remaining lease term
Property plant and equipment gross	$ 2,941	$ 2,883
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	$ 2,049	$ 631